RELATED PARTIES	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTIES
NOTE 16  -  RELATED PARTIES

A.	Compensation to the non-executive directors:

	For the year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7

Fees, including reimbursement of expenses	323	340	274
Share-based compensation	123	113	179
	446	453	453

B.	Transactions with related parties:

	For the year ended December 31,
	2 0 1 9	2 0 1 8	2 0 1 7

Consulting fees, including share-based compensation and reimbursement of expenses (1)	54	47	57
Key man life insurance premium	-	-	1
	54	47	58

1.
On July 1, 2005, the Company entered into an agreement with Hadar Kimchy according to which Hadar Kimchy provided marketing communication and graphical design services to the Company in consideration for a monthly fee of approximately NIS 10 ($3). On August 1, 2014, the monthly fee was increased to approximately NIS 14 ($4).  Such services were provided to the Company by Sigalit Kimchy, who is employed by Hadar Kimchy. On April 4, 2016, the agreement was terminated.

On April 4, 2016, the Company entered into an employment agreement with Sigalit Kimchy, according to which Ms. Kimchy serves as marcom and user interface lead, in a 60% part-time role (no less than 112 hours per month), for a monthly salary of NIS 11.2 ($3), plus up to 35 monthly overtime hours at a gross monthly rate of NIS 2.8 ($1), or an aggregate monthly salary of up to NIS 14 ($4).  Ms. Kimchy is entitled to an education fund, managers' insurance or pension fund and reimbursement of monthly travel expenses.

Sigalit Kimchy is the wife of Yoav Kimchy, the Company’s Chief Technology Officer ("CTO").